Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Optimum Fund Trust
Entity Central Index Key	0001227523
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000006443 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum Fixed Income Fund
Class Name	Class A
Trading Symbol	OAFIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Optimum Fixed Income Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$53	1.04%
*	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%	[1]
Net Assets	$ 2,766,778,737
Holdings Count | Holding	1,397
Advisory Fees Paid, Amount	$ 6,714,615
Investment Company Portfolio Turnover	212.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$2,766,778,737
Total number of portfolio holdings	1,397
Total advisory fees paid	$6,714,615
Portfolio turnover rate	212%

Holdings [Text Block]
Fund holdings (as of September 30, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Agency Mortgage-Backed Securities	39.56%
Corporate Bonds	32.60%
US Treasury Obligations	19.17%
Short-Term Investments	17.61%
Non-Agency Commercial Mortgage-Backed Securities	4.33%
Collateralized Debt Obligations	4.12%
Non-Agency Asset-Backed Securities	4.05%
Non-Agency Collateralized Mortgage Obligations	2.73%
Loan Agreements	2.08%
Sovereign Bonds	1.72%

C000006445 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum Fixed Income Fund
Class Name	Class C
Trading Symbol	OCFIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Optimum Fixed Income Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$92	1.79%
*	Annualized

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.79%	[2]
Net Assets	$ 2,766,778,737
Holdings Count | Holding	1,397
Advisory Fees Paid, Amount	$ 6,714,615
Investment Company Portfolio Turnover	212.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$2,766,778,737
Total number of portfolio holdings	1,397
Total advisory fees paid	$6,714,615
Portfolio turnover rate	212%

Holdings [Text Block]
Fund holdings (as of September 30, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Agency Mortgage-Backed Securities	39.56%
Corporate Bonds	32.60%
US Treasury Obligations	19.17%
Short-Term Investments	17.61%
Non-Agency Commercial Mortgage-Backed Securities	4.33%
Collateralized Debt Obligations	4.12%
Non-Agency Asset-Backed Securities	4.05%
Non-Agency Collateralized Mortgage Obligations	2.73%
Loan Agreements	2.08%
Sovereign Bonds	1.72%

C000006446 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum Fixed Income Fund
Class Name	Institutional Class
Trading Symbol	OIFIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Optimum Fixed Income Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$41	0.79%
*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%	[3]
Net Assets	$ 2,766,778,737
Holdings Count | Holding	1,397
Advisory Fees Paid, Amount	$ 6,714,615
Investment Company Portfolio Turnover	212.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$2,766,778,737
Total number of portfolio holdings	1,397
Total advisory fees paid	$6,714,615
Portfolio turnover rate	212%

Holdings [Text Block]
Fund holdings (as of September 30, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Agency Mortgage-Backed Securities	39.56%
Corporate Bonds	32.60%
US Treasury Obligations	19.17%
Short-Term Investments	17.61%
Non-Agency Commercial Mortgage-Backed Securities	4.33%
Collateralized Debt Obligations	4.12%
Non-Agency Asset-Backed Securities	4.05%
Non-Agency Collateralized Mortgage Obligations	2.73%
Loan Agreements	2.08%
Sovereign Bonds	1.72%

C000006447 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum International Fund
Class Name	Class A
Trading Symbol	OAIEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Optimum International Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$70	1.33%
*	Annualized

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.33%	[4]
Net Assets	$ 844,224,195
Holdings Count | Holding	624
Advisory Fees Paid, Amount	$ 2,914,867
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$844,224,195
Total number of portfolio holdings	624
Total advisory fees paid	$2,914,867
Portfolio turnover rate	26%

Holdings [Text Block]
Fund holdings (as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Japan	11.31%
China	10.37%
Taiwan	7.35%
Switzerland	6.45%
Germany	5.67%
Netherlands	5.02%
India	4.67%
Ireland	4.64%
Denmark	4.61%
France	4.18%

Sector allocation
Information Technology	20.61%
Financials	19.79%
Industrials	18.10%
Consumer Discretionary	11.17%
Communication Services	8.18%
Healthcare	6.74%
Materials	4.81%
Energy	4.66%
Consumer Staples	3.28%
Utilities	0.78%
Real Estate	0.77%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	3.21%
MercadoLibre	2.26%
Roche Holding	1.94%
Tencent Holdings	1.70%
Deutsche Boerse	1.37%
Experian	1.36%
Recruit Holdings	1.34%
Spotify Technology	1.32%
Novo Nordisk Class B	1.32%
China Construction Bank Class H	1.30%

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	3.21%
MercadoLibre	2.26%
Roche Holding	1.94%
Tencent Holdings	1.70%
Deutsche Boerse	1.37%
Experian	1.36%
Recruit Holdings	1.34%
Spotify Technology	1.32%
Novo Nordisk Class B	1.32%
China Construction Bank Class H	1.30%

C000006449 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum International Fund
Class Name	Class C
Trading Symbol	OCIEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Optimum International Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$109	2.08%
*	Annualized

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	2.08%	[5]
Net Assets	$ 844,224,195
Holdings Count | Holding	624
Advisory Fees Paid, Amount	$ 2,914,867
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$844,224,195
Total number of portfolio holdings	624
Total advisory fees paid	$2,914,867
Portfolio turnover rate	26%

Holdings [Text Block]
Fund holdings (as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Japan	11.31%
China	10.37%
Taiwan	7.35%
Switzerland	6.45%
Germany	5.67%
Netherlands	5.02%
India	4.67%
Ireland	4.64%
Denmark	4.61%
France	4.18%

Sector allocation
Information Technology	20.61%
Financials	19.79%
Industrials	18.10%
Consumer Discretionary	11.17%
Communication Services	8.18%
Healthcare	6.74%
Materials	4.81%
Energy	4.66%
Consumer Staples	3.28%
Utilities	0.78%
Real Estate	0.77%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	3.21%
MercadoLibre	2.26%
Roche Holding	1.94%
Tencent Holdings	1.70%
Deutsche Boerse	1.37%
Experian	1.36%
Recruit Holdings	1.34%
Spotify Technology	1.32%
Novo Nordisk Class B	1.32%
China Construction Bank Class H	1.30%

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	3.21%
MercadoLibre	2.26%
Roche Holding	1.94%
Tencent Holdings	1.70%
Deutsche Boerse	1.37%
Experian	1.36%
Recruit Holdings	1.34%
Spotify Technology	1.32%
Novo Nordisk Class B	1.32%
China Construction Bank Class H	1.30%

C000006450 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum International Fund
Class Name	Institutional Class
Trading Symbol	OIIEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Optimum International Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$57	1.08%
*	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.08%	[6]
Net Assets	$ 844,224,195
Holdings Count | Holding	624
Advisory Fees Paid, Amount	$ 2,914,867
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$844,224,195
Total number of portfolio holdings	624
Total advisory fees paid	$2,914,867
Portfolio turnover rate	26%

Holdings [Text Block]
Fund holdings (as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Japan	11.31%
China	10.37%
Taiwan	7.35%
Switzerland	6.45%
Germany	5.67%
Netherlands	5.02%
India	4.67%
Ireland	4.64%
Denmark	4.61%
France	4.18%

Sector allocation
Information Technology	20.61%
Financials	19.79%
Industrials	18.10%
Consumer Discretionary	11.17%
Communication Services	8.18%
Healthcare	6.74%
Materials	4.81%
Energy	4.66%
Consumer Staples	3.28%
Utilities	0.78%
Real Estate	0.77%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	3.21%
MercadoLibre	2.26%
Roche Holding	1.94%
Tencent Holdings	1.70%
Deutsche Boerse	1.37%
Experian	1.36%
Recruit Holdings	1.34%
Spotify Technology	1.32%
Novo Nordisk Class B	1.32%
China Construction Bank Class H	1.30%

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	3.21%
MercadoLibre	2.26%
Roche Holding	1.94%
Tencent Holdings	1.70%
Deutsche Boerse	1.37%
Experian	1.36%
Recruit Holdings	1.34%
Spotify Technology	1.32%
Novo Nordisk Class B	1.32%
China Construction Bank Class H	1.30%

C000006451 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum Large Cap Growth Fund
Class Name	Class A
Trading Symbol	OALGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Optimum Large Cap Growth Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$64	1.21%
*	Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.21%	[7]
Net Assets	$ 2,065,306,952
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 6,784,736
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$2,065,306,952
Total number of portfolio holdings	138
Total advisory fees paid	$6,784,736
Portfolio turnover rate	24%

Holdings [Text Block]
Fund holdings (as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	47.02%
Communication Services	12.87%
Consumer Discretionary	12.64%
Healthcare	9.16%
Financials	7.77%
Industrials	4.98%
Consumer Staples	2.84%
Materials	0.72%
Real Estate	0.60%
Energy	0.54%
Utilities	0.21%

Top 10 equity holdings
Apple	12.22%
NVIDIA	10.94%
Microsoft	8.82%
Amazon.com	5.99%
Meta Platforms Class A	4.05%
Alphabet Class A	3.22%
Alphabet Class C	3.17%
Eli Lilly & Co.	2.88%
Mastercard Class A	2.64%
Tesla	2.41%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Apple	12.22%
NVIDIA	10.94%
Microsoft	8.82%
Amazon.com	5.99%
Meta Platforms Class A	4.05%
Alphabet Class A	3.22%
Alphabet Class C	3.17%
Eli Lilly & Co.	2.88%
Mastercard Class A	2.64%
Tesla	2.41%

C000006453 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum Large Cap Growth Fund
Class Name	Class C
Trading Symbol	OCLGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Optimum Large Cap Growth Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$103	1.96%
*	Annualized

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.96%	[8]
Net Assets	$ 2,065,306,952
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 6,784,736
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$2,065,306,952
Total number of portfolio holdings	138
Total advisory fees paid	$6,784,736
Portfolio turnover rate	24%

Holdings [Text Block]
Fund holdings (as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	47.02%
Communication Services	12.87%
Consumer Discretionary	12.64%
Healthcare	9.16%
Financials	7.77%
Industrials	4.98%
Consumer Staples	2.84%
Materials	0.72%
Real Estate	0.60%
Energy	0.54%
Utilities	0.21%

Top 10 equity holdings
Apple	12.22%
NVIDIA	10.94%
Microsoft	8.82%
Amazon.com	5.99%
Meta Platforms Class A	4.05%
Alphabet Class A	3.22%
Alphabet Class C	3.17%
Eli Lilly & Co.	2.88%
Mastercard Class A	2.64%
Tesla	2.41%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Apple	12.22%
NVIDIA	10.94%
Microsoft	8.82%
Amazon.com	5.99%
Meta Platforms Class A	4.05%
Alphabet Class A	3.22%
Alphabet Class C	3.17%
Eli Lilly & Co.	2.88%
Mastercard Class A	2.64%
Tesla	2.41%

C000006454 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum Large Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	OILGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Optimum Large Cap Growth Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$51	0.96%
*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.96%	[9]
Net Assets	$ 2,065,306,952
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 6,784,736
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$2,065,306,952
Total number of portfolio holdings	138
Total advisory fees paid	$6,784,736
Portfolio turnover rate	24%

Holdings [Text Block]
Fund holdings (as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	47.02%
Communication Services	12.87%
Consumer Discretionary	12.64%
Healthcare	9.16%
Financials	7.77%
Industrials	4.98%
Consumer Staples	2.84%
Materials	0.72%
Real Estate	0.60%
Energy	0.54%
Utilities	0.21%

Top 10 equity holdings
Apple	12.22%
NVIDIA	10.94%
Microsoft	8.82%
Amazon.com	5.99%
Meta Platforms Class A	4.05%
Alphabet Class A	3.22%
Alphabet Class C	3.17%
Eli Lilly & Co.	2.88%
Mastercard Class A	2.64%
Tesla	2.41%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Apple	12.22%
NVIDIA	10.94%
Microsoft	8.82%
Amazon.com	5.99%
Meta Platforms Class A	4.05%
Alphabet Class A	3.22%
Alphabet Class C	3.17%
Eli Lilly & Co.	2.88%
Mastercard Class A	2.64%
Tesla	2.41%

C000006455 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum Large Cap Value Fund
Class Name	Class A
Trading Symbol	OALVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Optimum Large Cap Value Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$60	1.17%
*	Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.17%	[10]
Net Assets	$ 1,910,935,094
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 5,806,137
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$1,910,935,094
Total number of portfolio holdings	122
Total advisory fees paid	$5,806,137
Portfolio turnover rate	5%

Holdings [Text Block]
Fund holdings (as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	24.12%
Industrials	16.23%
Healthcare	16.00%
Information Technology	8.49%
Consumer Staples	6.83%
Energy	6.73%
Utilities	5.86%
Communication Services	3.96%
Materials	3.63%
Consumer Discretionary	3.58%
Real Estate	3.21%

Top 10 equity holdings
JPMorgan Chase & Co.	4.00%
Exxon Mobil	2.26%
Lowe's	2.01%
Progressive	1.94%
RTX	1.91%
Duke Energy	1.85%
ConocoPhillips	1.79%
American Express	1.65%
Johnson & Johnson	1.65%
AbbVie	1.63%

Largest Holdings [Text Block]
Top 10 equity holdings
JPMorgan Chase & Co.	4.00%
Exxon Mobil	2.26%
Lowe's	2.01%
Progressive	1.94%
RTX	1.91%
Duke Energy	1.85%
ConocoPhillips	1.79%
American Express	1.65%
Johnson & Johnson	1.65%
AbbVie	1.63%

C000006457 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum Large Cap Value Fund
Class Name	Class C
Trading Symbol	OCLVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Optimum Large Cap Value Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$99	1.92%
*	Annualized

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.92%	[11]
Net Assets	$ 1,910,935,094
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 5,806,137
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$1,910,935,094
Total number of portfolio holdings	122
Total advisory fees paid	$5,806,137
Portfolio turnover rate	5%

Holdings [Text Block]
Fund holdings (as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	24.12%
Industrials	16.23%
Healthcare	16.00%
Information Technology	8.49%
Consumer Staples	6.83%
Energy	6.73%
Utilities	5.86%
Communication Services	3.96%
Materials	3.63%
Consumer Discretionary	3.58%
Real Estate	3.21%

Top 10 equity holdings
JPMorgan Chase & Co.	4.00%
Exxon Mobil	2.26%
Lowe's	2.01%
Progressive	1.94%
RTX	1.91%
Duke Energy	1.85%
ConocoPhillips	1.79%
American Express	1.65%
Johnson & Johnson	1.65%
AbbVie	1.63%

Largest Holdings [Text Block]
Top 10 equity holdings
JPMorgan Chase & Co.	4.00%
Exxon Mobil	2.26%
Lowe's	2.01%
Progressive	1.94%
RTX	1.91%
Duke Energy	1.85%
ConocoPhillips	1.79%
American Express	1.65%
Johnson & Johnson	1.65%
AbbVie	1.63%

C000006458 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum Large Cap Value Fund
Class Name	Institutional Class
Trading Symbol	OILVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Optimum Large Cap Value Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$48	0.92%
*	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.92%	[12]
Net Assets	$ 1,910,935,094
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 5,806,137
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$1,910,935,094
Total number of portfolio holdings	122
Total advisory fees paid	$5,806,137
Portfolio turnover rate	5%

Holdings [Text Block]
Fund holdings (as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	24.12%
Industrials	16.23%
Healthcare	16.00%
Information Technology	8.49%
Consumer Staples	6.83%
Energy	6.73%
Utilities	5.86%
Communication Services	3.96%
Materials	3.63%
Consumer Discretionary	3.58%
Real Estate	3.21%

Top 10 equity holdings
JPMorgan Chase & Co.	4.00%
Exxon Mobil	2.26%
Lowe's	2.01%
Progressive	1.94%
RTX	1.91%
Duke Energy	1.85%
ConocoPhillips	1.79%
American Express	1.65%
Johnson & Johnson	1.65%
AbbVie	1.63%

Largest Holdings [Text Block]
Top 10 equity holdings
JPMorgan Chase & Co.	4.00%
Exxon Mobil	2.26%
Lowe's	2.01%
Progressive	1.94%
RTX	1.91%
Duke Energy	1.85%
ConocoPhillips	1.79%
American Express	1.65%
Johnson & Johnson	1.65%
AbbVie	1.63%

C000006459 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum Small-Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	OASGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Optimum Small-Mid Cap Growth Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$77	1.52%
*	Annualized

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.52%	[13]
Net Assets	$ 748,184,123
Holdings Count | Holding	196
Advisory Fees Paid, Amount	$ 3,518,881
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$748,184,123
Total number of portfolio holdings	196
Total advisory fees paid	$3,518,881
Portfolio turnover rate	64%

Holdings [Text Block]
Fund holdings (as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrials	22.39%
Healthcare	21.14%
Information Technology	20.08%
Financials	13.03%
Consumer Discretionary	11.71%
Consumer Staples	3.40%
Materials	2.35%
Real Estate	1.97%
Energy	1.87%
Communication Services	1.08%

Top 10 equity holdings
Avantor	2.06%
SiTime	1.42%
PennyMac Financial Services	1.40%
Churchill Downs	1.39%
Monday.com	1.32%
Jones Lang LaSalle	1.27%
Matador Resources	1.25%
Meritage Homes	1.10%
Lazard	1.10%
XPO	1.08%

Largest Holdings [Text Block]
Top 10 equity holdings
Avantor	2.06%
SiTime	1.42%
PennyMac Financial Services	1.40%
Churchill Downs	1.39%
Monday.com	1.32%
Jones Lang LaSalle	1.27%
Matador Resources	1.25%
Meritage Homes	1.10%
Lazard	1.10%
XPO	1.08%

C000006461 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum Small-Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	OCSGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Optimum Small-Mid Cap Growth Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$115	2.27%
*	Annualized

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	2.27%	[14]
Net Assets	$ 748,184,123
Holdings Count | Holding	196
Advisory Fees Paid, Amount	$ 3,518,881
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$748,184,123
Total number of portfolio holdings	196
Total advisory fees paid	$3,518,881
Portfolio turnover rate	64%

Holdings [Text Block]
Fund holdings (as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrials	22.39%
Healthcare	21.14%
Information Technology	20.08%
Financials	13.03%
Consumer Discretionary	11.71%
Consumer Staples	3.40%
Materials	2.35%
Real Estate	1.97%
Energy	1.87%
Communication Services	1.08%

Top 10 equity holdings
Avantor	2.06%
SiTime	1.42%
PennyMac Financial Services	1.40%
Churchill Downs	1.39%
Monday.com	1.32%
Jones Lang LaSalle	1.27%
Matador Resources	1.25%
Meritage Homes	1.10%
Lazard	1.10%
XPO	1.08%

Largest Holdings [Text Block]
Top 10 equity holdings
Avantor	2.06%
SiTime	1.42%
PennyMac Financial Services	1.40%
Churchill Downs	1.39%
Monday.com	1.32%
Jones Lang LaSalle	1.27%
Matador Resources	1.25%
Meritage Homes	1.10%
Lazard	1.10%
XPO	1.08%

C000006462 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum Small-Mid Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	OISGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Optimum Small-Mid Cap Growth Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$65	1.27%
*	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.27%	[15]
Net Assets	$ 748,184,123
Holdings Count | Holding	196
Advisory Fees Paid, Amount	$ 3,518,881
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$748,184,123
Total number of portfolio holdings	196
Total advisory fees paid	$3,518,881
Portfolio turnover rate	64%

Holdings [Text Block]
Fund holdings (as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrials	22.39%
Healthcare	21.14%
Information Technology	20.08%
Financials	13.03%
Consumer Discretionary	11.71%
Consumer Staples	3.40%
Materials	2.35%
Real Estate	1.97%
Energy	1.87%
Communication Services	1.08%

Top 10 equity holdings
Avantor	2.06%
SiTime	1.42%
PennyMac Financial Services	1.40%
Churchill Downs	1.39%
Monday.com	1.32%
Jones Lang LaSalle	1.27%
Matador Resources	1.25%
Meritage Homes	1.10%
Lazard	1.10%
XPO	1.08%

Largest Holdings [Text Block]
Top 10 equity holdings
Avantor	2.06%
SiTime	1.42%
PennyMac Financial Services	1.40%
Churchill Downs	1.39%
Monday.com	1.32%
Jones Lang LaSalle	1.27%
Matador Resources	1.25%
Meritage Homes	1.10%
Lazard	1.10%
XPO	1.08%

C000006463 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum Small-Mid Cap Value Fund
Class Name	Class A
Trading Symbol	OASVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Optimum Small-Mid Cap Value Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$72	1.42%
*	Annualized

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.42%	[16]
Net Assets	$ 695,083,258
Holdings Count | Holding	240
Advisory Fees Paid, Amount	$ 2,823,011
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$695,083,258
Total number of portfolio holdings	240
Total advisory fees paid	$2,823,011
Portfolio turnover rate	68%

Holdings [Text Block]
Fund holdings (as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	24.71%
Industrials	18.19%
Consumer Discretionary	14.29%
Information Technology	8.91%
Materials	7.18%
Real Estate	7.06%
Healthcare	5.47%
Energy	4.89%
Consumer Staples	3.92%
Utilities	2.82%
Communication Services	1.83%

Top 10 equity holdings
Reliance	1.75%
Kemper	1.65%
Boise Cascade	1.63%
EQT	1.58%
US Foods Holding	1.53%
Fortune Brands Innovations	1.49%
Everest Group	1.49%
Brixmor Property Group	1.47%
Camden Property Trust	1.36%
TPG	1.33%

Largest Holdings [Text Block]
Top 10 equity holdings
Reliance	1.75%
Kemper	1.65%
Boise Cascade	1.63%
EQT	1.58%
US Foods Holding	1.53%
Fortune Brands Innovations	1.49%
Everest Group	1.49%
Brixmor Property Group	1.47%
Camden Property Trust	1.36%
TPG	1.33%

C000006465 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum Small-Mid Cap Value Fund
Class Name	Class C
Trading Symbol	OCSVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Optimum Small-Mid Cap Value Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$110	2.17%
*	Annualized

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.17%	[17]
Net Assets	$ 695,083,258
Holdings Count | Holding	240
Advisory Fees Paid, Amount	$ 2,823,011
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$695,083,258
Total number of portfolio holdings	240
Total advisory fees paid	$2,823,011
Portfolio turnover rate	68%

Holdings [Text Block]
Fund holdings (as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	24.71%
Industrials	18.19%
Consumer Discretionary	14.29%
Information Technology	8.91%
Materials	7.18%
Real Estate	7.06%
Healthcare	5.47%
Energy	4.89%
Consumer Staples	3.92%
Utilities	2.82%
Communication Services	1.83%

Top 10 equity holdings
Reliance	1.75%
Kemper	1.65%
Boise Cascade	1.63%
EQT	1.58%
US Foods Holding	1.53%
Fortune Brands Innovations	1.49%
Everest Group	1.49%
Brixmor Property Group	1.47%
Camden Property Trust	1.36%
TPG	1.33%

Largest Holdings [Text Block]
Top 10 equity holdings
Reliance	1.75%
Kemper	1.65%
Boise Cascade	1.63%
EQT	1.58%
US Foods Holding	1.53%
Fortune Brands Innovations	1.49%
Everest Group	1.49%
Brixmor Property Group	1.47%
Camden Property Trust	1.36%
TPG	1.33%

C000006466 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum Small-Mid Cap Value Fund
Class Name	Institutional Class
Trading Symbol	OISVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Optimum Small-Mid Cap Value Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$60	1.17%
*	Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.17%	[18]
Net Assets	$ 695,083,258
Holdings Count | Holding	240
Advisory Fees Paid, Amount	$ 2,823,011
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$695,083,258
Total number of portfolio holdings	240
Total advisory fees paid	$2,823,011
Portfolio turnover rate	68%

Holdings [Text Block]
Fund holdings (as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	24.71%
Industrials	18.19%
Consumer Discretionary	14.29%
Information Technology	8.91%
Materials	7.18%
Real Estate	7.06%
Healthcare	5.47%
Energy	4.89%
Consumer Staples	3.92%
Utilities	2.82%
Communication Services	1.83%

Top 10 equity holdings
Reliance	1.75%
Kemper	1.65%
Boise Cascade	1.63%
EQT	1.58%
US Foods Holding	1.53%
Fortune Brands Innovations	1.49%
Everest Group	1.49%
Brixmor Property Group	1.47%
Camden Property Trust	1.36%
TPG	1.33%

Largest Holdings [Text Block]
Top 10 equity holdings
Reliance	1.75%
Kemper	1.65%
Boise Cascade	1.63%
EQT	1.58%
US Foods Holding	1.53%
Fortune Brands Innovations	1.49%
Everest Group	1.49%
Brixmor Property Group	1.47%
Camden Property Trust	1.36%
TPG	1.33%

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Annualized
[10]	Annualized
[11]	Annualized
[12]	Annualized
[13]	Annualized
[14]	Annualized
[15]	Annualized
[16]	Annualized
[17]	Annualized
[18]	Annualized